Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000027865 | BNY-40169J465
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000027865 | BNY-01F030686
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027865 | BNY-01F052680
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027865 | BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027865 | BNY-01F022683
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027865 | BNY-01F050684
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027865 | BNY-912803HL0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027865 | BNY-91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027865 | BNY-91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027865 | BNY-3142J6C92
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027865 | Centrally Cleared Interest Rate Swap Agreements Receive-S
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000027865 | Centrally Cleared Interest Rate Swap Agreements Pay-L
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027865 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027865 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027865 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000027865 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027865 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000027865 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000125779 | BNY-40169J465
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125779 | BNY-40168W152
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000125779 | BNY-BL5508298
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125779 | BNY-BL5508926
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL5189784
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL4985315
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125779 | BNY-BL4862100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125779 | BNY-BL5179900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125779 | BNY-BL4681880
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125779 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125779 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000125779 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000027854 | BNY-40169J465
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027854 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027854 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027854 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-071734AN7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-01330AAA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-02007VAA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-896522AJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-89377AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-02220AAB3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.40%